CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Apr. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Class A common stock
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	240,000,000		240,000,000	240,000,000
Common stock, shares issued	2,000,000	5,998,687	0	0
Common stock, shares outstanding	2,000,000	5,998,687	0	0
Class A Common Stock Subject to Possible Redemption
Temporary equity, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares authorized	240,000,000		240,000,000	240,000,000
Class A common stock subject to possible redemption, issued (in shares)	3,998,687		24,150,000	0
Class A common stock subject to possible redemption, outstanding (in shares)	3,998,687		24,150,000	0
Class A Common Stock not Subject to Possible Redemption
Common stock, shares issued	2,000,000		0	0
Common stock, shares outstanding	2,000,000		0	0
Class B common stock
Class A common stock subject to possible redemption, outstanding (in shares)		1,018,750
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000		60,000,000	60,000,000
Common stock, shares issued	5,245,000	5,245,000	7,245,000	7,245,000
Common stock, shares outstanding	5,245,000	5,245,000	7,245,000	7,245,000